Acquisition and disposals - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions				4 Months Ended	6 Months Ended
	May 19, 2025	May 08, 2025	Mar. 06, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Oct. 09, 2024
Disclosure of detailed information about business combination [line items]
Transaction costs					$ 100
Salar de Maricunga SpA
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (as a percent)	49.99%
Funding towards additional studies and resource analysis	$ 350
Salar de Maricunga SpA | Forecast
Disclosure of detailed information about business combination [line items]
Future investment towards construction costs				$ 500	500
Future investment for delivery of first lithium by the end of 2030				50	$ 50
Salar de Maricunga SpA | Corporación Nacional Del Cobre de Chile
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (as a percent)	50.01%
Sumitomo Metal Mining Co (SMM)
Disclosure of detailed information about business combination [line items]
Percentage of share of assets and liabilities		30.00%
Receivable due		$ 430
Proposed upfront contingent consideration		195
Deferred consideration contingent on future milestones		$ 235
Winning Consortium Simandou Railway Pte Ltd And Winning Consortium Simandou Ports Pte Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associates, percent acquired						34.00%
Boyne Smelters Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						14.11%
Boyne Smelters Limited | Ordinary shares
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate						73.50%
New Zealand Aluminium Smelters Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						100.00%
Arcadium Lithium Plc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Acquisition price, per share (usd per share)							$ 5.85
Contributed revenue since acquisition date				308
Loss to profit before tax				50
Amortisation charge for provisional purchase price allocation adjustments				$ 82
Total cash consideration, excluding cash and cash equivalents acquired			$ 6,700
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc			6,300
Paid to holders of convertible loan notes			400
Increase in net debt after acquisition			7,600
Net debt on acquisition date			7,400
Debt advancement prior to acquisition			$ 200
New Zealand Aluminium Smelters Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						20.64%